Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Feb. 29, 2020
Entity Registrant Name	CM ADVISORS FAMILY OF FUNDS
Entity Central Index Key	0001208252
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 29, 2020
Document Effective Date	Jun. 29, 2020
Prospectus Date	Jun. 29, 2020